Preferred and Common Stock - Additional Information (Detail) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 04, 2021	Apr. 20, 2021	Sep. 30, 2021	Dec. 31, 2020	May 04, 2021	Jan. 26, 2021	Oct. 19, 2020	Sep. 30, 2020	Dec. 31, 2019	Jul. 15, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Common stock par or stated value per share			$ 0.000001		$ 0.000001
Common stock shares authorized			100		100
Common stock shares issued					100
Bird Rides [Member]
Temporary Equity [Line Items]
Share price										$ 20.70
Percentage of warrant coverage attributable to participation above twice the pro rata amount		100.00%
Pro rata portion, amount adjusted		$ 110,000,000
Temporary equity, shares outstanding				153,738,961					135,023,946
Gross proceeds from issuance of redeemable convertible senior preferred stock and warrants			$ 208,200,000
Derivative liability							$ 600,000			$ 5,000,000.0
Minimum proceeds from preferred equity financing transaction determining shares conversion			$ 30,000,000.0
Embedded derivative, description of host contract			The Company has determined that the automatic conversion feature described above results in a bifurcated embedded derivative as the Senior Preferred Stock is considered more akin to a debt host instrument due to the lack of voting, dividend feature described above, and redemption features described below
Temporary equity, shares authorized				173,212,667					142,148,158
Temporary equity, voting rights			With the exception of the holders of Series D-1 Prime Preferred Stock, which have no voting rights	With exception to holders of Series D-1 Redeemable Convertible Preferred Stock which have no voting rights
Common stock, voting rights			one	one
Cash and cash equivalents			$ 38,667,000	$ 43,158,000					$ 109,160,000
Liquidation basis of accounting, liquidation plan			Under the terms of the restated certificate of incorporation, in the event of a liquidation, and after any distribution to holders of the Senior Preferred Stock and each of the Series Seed, A, B, C, C-1, D, D-1, D-2, and D-3 Prime Preferred Stock or Prior Preferred Stock, any remaining assets available for distribution will be distributed to holders of the Common Stock and Founders Preferred Stock in a pro-rata method	Under the terms of the restated articles of incorporation, in the event of a liquidation, and after any distribution to holders of Series Seed, Series A, Series B, Series C, Series C-1, Series D, Series D-1, Series D-2, and Series D-3 Redeemable Convertible Preferred Stock, any remaining assets available for distribution will be distributed to holders of the common stock and Founders Convertible Preferred Stock in a pro rata method.
Common stock par or stated value per share			$ 0.000001	$ 0.000001					$ 0.000001
Common stock shares authorized			287,921,028	275,000,000.0				275,000,000.0	229,000,000.0
Common stock shares issued			62,947,411	54,200,000					34,800,000
Common stock shares outstanding				54,200,000					34,800,000
Dividends, common stock			$ 0
Bird Rides [Member] | Equity Financing [Member]
Temporary Equity [Line Items]
Common integer, share			1	1
Bird Rides [Member] | Share Price Used For Determining Stock Conversion [Member]
Temporary Equity [Line Items]
Preferred stock, convertible, conversion price			$ 1	$ 1
Bird Rides [Member] | Derivative Liabilities Noncurrent [Member]
Temporary Equity [Line Items]
Embedded derivative, fair value of embedded derivative liability			$ 100,800,000
Bird Rides [Member] | Warrant [Member] | Redeemable Convertible Senior Preferred Warrants [Member]
Temporary Equity [Line Items]
Temporary equity, shares outstanding			3,200,000
Derivative liability			$ 41,500,000
Bird Rides [Member] | Maximum [Member]
Temporary Equity [Line Items]
Percentage of scaling up on the delta between pro rata and twice the pro rata participation		100.00%
Bird Rides [Member] | Maximum [Member] | Subsequent Event [Member]
Temporary Equity [Line Items]
Percentage of scaling up on the delta between pro rata and twice the pro rata participation		100.00%
Bird Rides [Member] | Minimum [Member]
Temporary Equity [Line Items]
Percentage of scaling up on the delta between pro rata and twice the pro rata participation		0.00%
Aggregate indebtedness			5,000,000.0
Proceeds from issuance initial public offering			30,000,000.0	$ 30,000,000.0
Bird Rides [Member] | Minimum [Member] | Special Purpose Acquisition Company [Member]
Temporary Equity [Line Items]
Cash and cash equivalents			$ 200,000,000.0
Bird Rides [Member] | Minimum [Member] | Subsequent Event [Member]
Temporary Equity [Line Items]
Percentage of scaling up on the delta between pro rata and twice the pro rata participation		0.00%
Redeemable Convertible Senior Preferred Stock [Member] | Bird Rides [Member]
Temporary Equity [Line Items]
Share price		$ 10.00
Temporary equity, shares outstanding			29,234,172
Temporary equity, paid in kind dividend rate, percentage			8.00%
Temporary equity, paid in kind dividend rate, percentage of increase			1.00%
Paid-in kind dividends			$ 0
Conversion of stock, rate			75.00%
Determination of conversion of stock, percentage of decrease			2.50%
Temporary equity, shares authorized			37,500,000			37,500,000
Redeemable Convertible Senior Preferred Stock [Member] | Bird Rides [Member] | Subsequent Event [Member]
Temporary Equity [Line Items]
Share price						$ 10.00
Common stock, conversion basis	As disclosed in Note 13, on November 4, 2021, each then-outstanding share of Senior Preferred Stock converted automatically into a number of shares of Common Stock at the then-effective conversion rate as calculated pursuant to the certificate of incorporation of the Company
Temporary equity, shares authorized						37,500,000
Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Common stock shares outstanding				153,738,961							112,844,442
Redeemable Convertible Preferred Stock [Member] | Bird Rides [Member]
Temporary Equity [Line Items]
Temporary equity, shares outstanding			29,234,172	153,738,961					135,023,946
Temporary equity, shares authorized				173,212,667		191,600,000			142,148,158
Redeemable Convertible Preferred Stock [Member] | Bird Rides [Member] | Subsequent Event [Member]
Temporary Equity [Line Items]
Temporary equity, shares authorized						191,560,656
Exchanged Common Stock [Member] | Bird Rides [Member]
Temporary Equity [Line Items]
Temporary equity, shares outstanding			4,300,000
Redeemable Convertible Prime Preferred Stock Except Series D One [Member] | Bird Rides [Member]
Temporary Equity [Line Items]
Temporary equity, voting rights			each holder of Prime Preferred Stock is entitled to the number of votes equal to the number of shares of Common Stock into which the shares held by such holder are convertible.	each holder of preferred stock is entitled to the number of votes equal to the number of shares of common stock into which the shares held by such holder are convertible.
Redeemable Convertible Prime Preferred Stock [Member] | Bird Rides [Member]
Temporary Equity [Line Items]
Temporary equity, shares outstanding			153,738,961
Common stock, conversion basis			As of September 30, 2021, each share of Series Seed, A, B, C, C-1, D, D-1, and D-2 Prime Preferred Stock was convertible into one share of Common Stock.
Temporary equity, shares authorized			154,060,656
Dividends			$ 0	$ 0
Redeemable Convertible Prime Preferred Stock [Member] | Bird Rides [Member] | Subsequent Event [Member]
Temporary Equity [Line Items]
Common stock, conversion basis	As disclosed in Note 13, on November 4, 2021, each then-outstanding share of Prime Preferred Stock converted automatically into a number of shares of Common Stock at the then-effective conversion rate as calculated pursuant to the certificate of incorporation of the Company.
Founders Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Common stock shares outstanding				4,540,177							4,540,177
Founders Convertible Preferred Stock [Member] | Bird Rides [Member]
Temporary Equity [Line Items]
Share price			$ 1	$ 1
Temporary equity, shares outstanding				4,540,177					4,540,177
Temporary equity, shares authorized				7,493,443					7,493,443
Preferred stock, shares authorized			7,500,000	7,500,000				7,500,000	7,500,000
Preferred stock, par or stated value per share			$ 0.000001	$ 0.000001				$ 0.000001	$ 0.000001
Preferred stock, Shares issued			4,500,000	4,500,000				4,500,000	4,500,000
Preferred stock, Shares outstanding			4,500,000	4,500,000				4,500,000	4,500,000
Preferred stock, voting rights			Each holder of Founders Preferred Stock is entitled to the number of votes equal to the number of shares of Common Stock into which the shares held by such holder are convertible	Each holder of Founders Convertible Preferred Stock is entitled to the number of votes equal to the number of shares of common stock into which the shares held by such holder are convertible.
Preferred stock, conversion basis			As of September 30, 2021, each share of Founders Preferred Stock was convertible into one share of Common Stock	As of December 31, 2020, each share of Founders Convertible Preferred Stock was convertible into one share of common stock.
Common stock par or stated value per share			$ 0.000001	$ 0.000001
Common stock shares authorized			7,493,443	7,493,443
Common stock shares issued			4,540,177	4,540,177
Common stock shares outstanding			4,540,177	4,540,177
Founders Convertible Preferred Stock [Member] | Bird Rides [Member] | Subsequent Event [Member]
Temporary Equity [Line Items]
Preferred stock, conversion basis	As disclosed in Note 13, on November 4, 2021, each then-outstanding share of Founders Preferred Stock converted automatically into a number of shares of Common Stock at the then-effective conversion rate as calculated pursuant to the certificate of incorporation of the Company.
Common Stock [Member]
Temporary Equity [Line Items]
Common stock par or stated value per share			$ 0.000001		$ 0.000001
Common stock shares issued			100		100
Common stock shares outstanding			100		100
Common Stock [Member] | Bird Rides [Member]
Temporary Equity [Line Items]
Common stock par or stated value per share			$ 0.000001	$ 0.000001					$ 0.000001
Common stock shares authorized			287,921,028	275,000,000					229,000,000
Common stock shares issued			62,947,411	54,245,623				50,200,000	34,810,649
Common stock shares outstanding			62,947,411	54,245,623				50,200,000	34,810,649